Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Capital Reserves [Member] [1]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Feb. 29, 2024	$ 17,500		$ 797,710		$ (1,373,309)	$ (558,099)
Balance, shares at Feb. 29, 2024	17,500,000
Net loss					(215,634)	(215,634)
Balance at Aug. 31, 2024	$ 17,500		797,710		(1,588,943)	(773,733)
Balance, shares at Aug. 31, 2024	17,500,000
Balance at Feb. 28, 2025	$ 17,500		797,710		(1,708,619)	(893,409)
Balance, shares at Feb. 28, 2025	17,500,000
Net loss					(1,509,695)	(1,509,695)
Issuance of new shares	$ 4,313	14,610,571				14,614,884
Issuance of new shares, shares	4,312,500
Foreign currency translation adjustment				(45,871)		(45,871)
Balance at Aug. 31, 2025	$ 21,813	$ 14,610,571	$ 797,710	$ (45,871)	$ (3,218,314)	$ 12,165,909
Balance, shares at Aug. 31, 2025	21,812,500

[1]	Capital reserves pertains to partial waiver of amount due to a director.